Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	$ 71,629	$ 71,818
Additions	11,500	10,926
Remeasurements of index-linked freight contracts	(210)	230
Depreciation for the year	(5,429)	(5,188)
Net impairments for the year	(171)	(3,890)
Disposals	(20)	(16)
Divestment of subsidiaries and operations	(43)	(1,453)
Transfers and other movements	(864)	(855)
At the end of the financial year	76,457	71,629	$ 71,818
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net impairments for the year	(106)	(3,833)	(73)
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	142,210
At the end of the financial year	151,586	142,210
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(70,581)
At the end of the financial year	(75,129)	(70,581)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	7,565	8,140
Additions	28	27
Depreciation for the year	(578)	(637)
Net impairments for the year	(7)	(88)
Disposals	(1)	(1)
Divestment of subsidiaries and operations		(293)
Transfers and other movements	404	417
At the end of the financial year	7,411	7,565	8,140
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	15,180
At the end of the financial year	15,617	15,180
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(7,615)
At the end of the financial year	(8,206)	(7,615)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	34,504	36,654
Additions	1,653	1,206
Remeasurements of index-linked freight contracts	(210)	230
Depreciation for the year	(4,441)	(4,287)
Net impairments for the year	(76)	(1,440)
Disposals	(19)	(15)
Divestment of subsidiaries and operations	(1)	(1,093)
Transfers and other movements	5,143	3,249
At the end of the financial year	36,553	34,504	36,654
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	86,989
At the end of the financial year	93,385	86,989
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(52,485)
At the end of the financial year	(56,832)	(52,485)
Other mineral assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	12,227	13,304
Additions	1,066	795
Depreciation for the year	(410)	(264)
Net impairments for the year	(23)	(930)
Divestment of subsidiaries and operations	(42)	(23)
Transfers and other movements	(581)	(655)
At the end of the financial year	12,237	12,227	13,304
Other mineral assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	19,900
At the end of the financial year	20,359	19,900
Other mineral assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(7,673)
At the end of the financial year	(8,122)	(7,673)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	17,097	13,481
Additions	8,703	8,840
Net impairments for the year		(1,365)
Divestment of subsidiaries and operations		(44)
Transfers and other movements	(5,754)	(3,815)
At the end of the financial year	20,046	17,097	13,481
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	19,106
At the end of the financial year	22,002	19,106
Assets under construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(2,009)
At the end of the financial year	(1,956)	(2,009)
Exploration and evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	236	239
Additions	50	58
Net impairments for the year		(10)
Transfers and other movements	(76)	(51)
At the end of the financial year	210	236	$ 239
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	1,035
At the end of the financial year	223	1,035
Exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(799)
At the end of the financial year	$ (13)	$ (799)